SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of basic and diluted loss per common share

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,447,705)	$(2,746,021)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$(1.80)	$(0.29)

Novus Capital Corp [Member]
Schedule of basic and diluted loss per common share

For the Period from
March 5, 2020
(Inception)
Through
December 31, 2020
Net loss	$(3,458,412)
Less: Income attributable to common stock subject to possible redemption	—
Adjusted net loss	(3,458,412)

Weighted average common shares outstanding, basic and diluted	2,959,790

Basic and diluted net loss per common share	$(1.17)